Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value through profit or loss
Financial assets and liabilities
Financial liabilities	$ 563	$ 161
Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	10,263	4,557
Accounts payable and accrued liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	2,033	3,180
Lease liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	1,056	1,377
Derivative financial instrument | Fair value through profit or loss
Financial assets and liabilities
Financial liabilities	563	161
Long-term debt | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	7,174
Financial assets at amortized cost
Financial assets and liabilities
Financial assets	52,861	72,186
Cash | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	46,517	67,152
Trade and other receivables | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	$ 6,344	$ 5,034